Offerings	Jul. 16, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Purchase Contracts
Fee Rate	0.01381%
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 10,959,617.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,513.52
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-273089
Carry Forward Initial Effective Date	Jul. 20, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock
Carry Forward Form Type	S-3
Carry Forward File Number	333-273089
Carry Forward Initial Effective Date	Jul. 20, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-273089
Carry Forward Initial Effective Date	Jul. 20, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Depositary Shares
Carry Forward Form Type	S-3
Carry Forward File Number	333-273089
Carry Forward Initial Effective Date	Jul. 20, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-273089
Carry Forward Initial Effective Date	Jul. 20, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Purchase Contracts
Carry Forward Form Type	S-3
Carry Forward File Number	333-273089
Carry Forward Initial Effective Date	Jul. 20, 2023
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-273089
Carry Forward Initial Effective Date	Jul. 20, 2023
Offering: 16
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 289,040,382.24
Carry Forward Form Type	S-3
Carry Forward File Number	333-273089
Carry Forward Initial Effective Date	Jul. 20, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 31,852.25